PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2014
PROPERTY AND EQUIPMENT, NET [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 4:-	PROPERTY AND EQUIPMENT, NET

	December 31,
	2014	2013
Cost:

Computers and peripheral equipment	$2,866	$3,008
Office furniture and equipment	492	482
Motor Vehicles	13	13
Leasehold improvements	349	342

	3,720	3,845
Accumulated depreciation	3,323	3,406

Depreciated cost	$397	$439

Depreciation expense for the years ended December 31, 2014, 2013 and 2012 was $ 190, $ 241 and $ 351, respectively.